Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Aug. 01, 2025	Dec. 31, 2024
Leases [Line Items]
Lease arrangements term						1 year
Lease term	12 months
Amended lease term	4 years
Weighted average discount rate	3.03%			3.03%
Short-term lease expenses (in Dollars)		$ 38,503	$ 38,368
New Harvest Investment Holding Limited [Member]
Leases [Line Items]
Lease term					1 year